PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT

7.	PROPERTY AND EQUIPMENT

	Buses Available for Lease (a)	Office Equipment	Right-of-Use Asset	Vehicles	Land	Plant and Equipment (b)	Total
	$	$	$	$	$	$	$
Cost
At December 31, 2021	3,889	1,464	620	782	1,760	4,434	12,949
Additions	9	1,093	2,242	390	—	9,821	13,555
Disposals	(285)	(6)	—	—	—	—	(291)
Foreign exchange	(229)	(295)	(162)	(73)	—	—	(759)
At December 31, 2022	3,384	2,256	2,700	1,099	1,760	14,255	25,454
Additions	258	149	197	813	—	731	2,148
Disposals	—	—	—	(47)	—	—	(47)
Foreign exchange	88	46	67	35	—	—	236

At December 31, 2023	3,730	2,451	2,964	1,900	1,760	14,986	27,791

Accumulated Amortization
At December 31, 2021	839	333	504	439	—	—	2,115
Disposals	(22)	(1)	—	—	—	—	(23)
Depreciation	388	88	403	36	—	—	915
Foreign exchange	(64)	(26)	(46)	(30)	—	—	(166)
At December 31, 2022	1,141	394	861	445	—	—	2,841
Disposals	—	—		(37)	—	—	(37)
Depreciation	370	114	463	39	—	182	1,168
Foreign exchange	35	11	29	10	—	—	85

At December 31, 2023	1,546	519	1,353	457	—	182	4,057

Carrying Value
December 31, 2022	2,243	1,862	1,839	654	1,760	14,255	22,613
December 31, 2023	2,184	1,932	1,611	1,443	1,760	14,804	23,734

All property and equipment are pledged as part of a general security agreement to secure the credit facility described in Note 8. All equipment at the manufacturing plant in Ferndale is pledged as security for the term loan described in Note 13a. Additionally, $119 of vehicles are pledged to secure vehicle loans described in Note 12.

a)	As at December 31, 2023, $471 of buses available for lease had been returned to the Company and are no longer under a lease contract with a customer (December 31, 2022: $573).

During the year ended December 31, 2022, one bus available for lease was sold to a customer with a loss of $27 being recognized in cost of sales.

During the year ended December 31, 2023, the Company recognized a write down of $42 for buses available for lease to reflect the net recoverable value with a corresponding increase in cost of goods sold (December 31, 2022: $85).

b)	During the year ended December 31, 2023, the Company completed construction and received its certificate of occupancy for its US manufacturing campus in Ferndale, Washington. The building started being amortised during the year ended December 31, 2023, as the building was capable of operating in the manner intended by management and the expense is recorded in cost of goods sold.